[Janus Letterhead]
October 21, 2014
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”) 1933 Act File No. 002-34393 1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 207 and Amendment No. 190 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act.
The Amendment is being filed for the purpose of establishing a new share class of INTECH U.S. Value Fund (to be renamed INTECH U.S. Managed Volatility Fund effective on December 17, 2014), a series of the Registrant. The prospectuses and statements of additional information (“SAI”) included in Post-Effective Amendment No. 205, filed pursuant to Rule 485(a)(1) on August 11, 2014, and Post-Effective Amendment No. 206, filed pursuant to Rule 485(a)(2) on October 3, 2014, are not affected by and therefore not included in this Amendment. The following Red Herring prospectus and SAI are included in this filing:
•	INTECH U.S. Managed Volatility Fund – Red Herring Prospectus
o	Class D Shares
•	INTECH U.S. Managed Volatility Fund – Red Herring SAI
o	Class D Shares
The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectus and SAI comprising the Amendment as follows:
•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated October 28, 2013, January 28, 2014, February 28, 2014, and May 27, 2014, as applicable.
As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on December 22, 2014.

Please call me at (303) 336-7310 with any comments, questions, or if you would like any additional information regarding this filing.
Respectfully,
/s/ Mary Clarke-Pearson
Mary Clarke-Pearson
Legal Counsel
Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz, Esq.
Larry Greene, Esq.
Richard C. Noyes, Esq.
Donna Brungardt